Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 70,411	$ 42,851
Accrued payroll	13,356	3,839
Accrued interest	1,977	1,037
Due to related parties (note 20)	1,191	0
Taxes payable	941	2,014
Other payables	5,369	7,713
Total accounts payable and accrued liabilities	$ 93,245	$ 57,454